Financial risk management and fair value estimates (Details 5)		Jun. 30, 2019	Jun. 30, 2018
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gearing ratio	[1]	53.60%	29.62%
Debt ratio	[2]	47.54%	39.70%
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gearing ratio	[1]	89.57%	74.67%
Debt ratio	[2]	149.40%	148.46%
Agricultural Business [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gearing ratio	[1]	57.02%	60.00%
Debt ratio	[2]	218.38%	112.63%

[1]	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
[2]	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).